Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
ASSETS:
Cash and Cash Equivalents	$ 8,381,951	$ 10,192,702
Certificates Of Deposit With Other Banks	3,445,005	2,095,000
Investment and Mortgage-Backed Securities:
Available For Sale: (Amortized Cost of $420,876,924 and $430,241,854 at December 31, 2014 and 2013, Respectively)	375,513,870	429,700,540
Held To Maturity: (Fair Value of $69,965,869 and $34,122,925 at March 31, 2012 and 2011, Respectively)	29,873,098	0
Investments	405,386,968	429,700,540
Loans Receivable, Net:
Held For Sale	2,462,559	1,864,999
Held For Investment: (Net of Allowance of $14,615,198 and $12,501,800 at March 31, 2012 and 2011, Respectively)	328,110,170	338,009,496
Total Loans Receivable, Net	330,572,729	339,874,495
Accrued Interest Receivable:
Loans	886,968	971,569
Mortgage-Backed Securities	614,925	682,585
Investment Securities	1,523,200	1,408,924
Total Accrued Interest Receivable	3,025,093	3,063,078
Premises and Equipment, Net	20,116,918	18,233,226
Federal Home Loan Bank (FHLB) Stock, At Cost	2,214,800	3,144,600
Other Real Estate Owned (OREO)	4,361,411	3,229,710
Bank Owned Life Insurance	16,573,045	11,150,045
Goodwill	1,199,754	1,199,754
Other Assets	4,449,956	3,480,676
Total Assets	799,727,630	825,363,826
Liabilities:
Deposit Accounts	652,096,545	660,115,164
Advances From FHLB	34,640,000	52,900,000
Other Borrowings	6,411,977	8,523,348
Junior Subordinated Debentures	5,155,000	5,155,000
Advance Payments By Borrowers For Taxes and Insurance	256,730	266,352
Senior Convertible Debentures	6,084,000	6,084,000
Other Liabilities	4,115,956	4,884,577
Total Liabilities	$ 708,760,208	$ 737,928,441
Commitments (Notes 5 and 18)
Shareholders' Equity:
Serial Preferred Stock, $.01 Par Value; Authorized 200,000 Shares; Issued And Outstanding, 22,000 At March 31, 2012 And 2011, Respectively	$ 22,000,000	$ 22,000,000
Common Stock, $.01 Par Value; Authorized 5,000,000 Shares; Issued And Outstanding Shares, 3,144,934 And 2,944,001, Respectively, At March 31, 2012 And 2011	31,464	31,449
Additional Paid-In Capital	12,028,832	11,990,813
Treasury Stock, At Cost (200,933 Shares At March 31, 2012 And 2011, Respectively)	(4,330,712)	(4,330,712)
Nonvested Restricted Stock	(25,358)
Accumulated Other Comprehensive Income	4,262,361	5,476,375
Retained Earnings	57,000,835	52,267,460
Total Shareholders' Equity	90,967,422	87,435,385
Total Liabilities and Shareholders' Equity	$ 799,727,630	$ 825,363,826